Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2007-C-M

Class A-1 5.318% Asset Backed Notes

Class A-2 5.43% Asset Backed Notes

Class A-3-A 5.42% Asset Backed Notes

Class A-3-B Floating Rate Asset Backed Notes

Class A-4-A 5.55% Asset Backed Notes

Class A-4-B Floating Rate Asset Backed Notes

Preliminary Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2007-C-M, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SENSUB Corp., as Depositor, and Wells Fargo Bank, N.A., as Trust Collateral Agent and Backup Servicer, dated as of July 18, 2007. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

The undersigned hereby certifies that no Trigger Event has occurred on the related Determination Date.

Monthly Period Beginning:	10/01/2007					Original Pool Balance
Monthly Period Ending:	10/31/2007	Purchases	Units	Cut-off Date	Closing Date
Prev. Distribution/Close Date:	10/09/2007	Initial Purchase	88,335	07/19/2007	07/26/2007	$1,612,909,995
Distribution Date:	11/06/2007	Sub. Purchase 1
Days of Interest for Period:	28
Days in Collection Period:	31

Months Seasoned:	4	Total	88,335			$1,612,909,995

I.	MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:
{1}	Beginning of period Aggregate Principal Balance								{1}	$1,542,021,920

{2}	Purchase of Subsequent Receivables								{2}	0

	Monthly Principal Amounts
	{3} Collections on Receivables outstanding at end of period							{3}	36,345,854

	{4} Collections on Receivables paid off during period							{4}	15,499,168

	{5} Receivables becoming Liquidated Receivables during period							{5}	7,108,350

	{6} Receivables becoming Purchased Receivables during period							{6}	0

	{7} Other Receivables adjustments							{7}	(1,151)

	{8} Less amounts allocable to Interest							{8}	(20,700,626)

	{9} Total Monthly Principal Amounts								{9}	38,251,595

{10}	End of period Aggregate Principal Balance								{10}	$1,503,770,325

{11}	Pool Factor ( {10} / Original Pool Balance)								{11}	93.2333689%

II.	MONTHLY PERIOD NOTE BALANCE CALCULATION:		Class A-1	Class A-2	Class A-3-A	Class A-3-B	Class A-4-A		Class A-4-B	TOTAL
{12}	Original Note Balance	{12}	$273,000,000	$370,000,000	$175,000,000	$271,000,000	$150,000,000		$261,000,000	$1,500,000,000

{13}	Beginning of period Note Balance	{13}	$174,957,932	$370,000,000	$175,000,000	$271,000,000	$150,000,000		$261,000,000	$1,401,957,932

{14}	Noteholders’ Principal Distributable Amount	{14}	38,251,595	0	0	0	0		0	38,251,595
{15}	Noteholders’ Accelerated Principal Amount	{15}	7,160,500	0	0	0	0		0	7,160,500
{16}	Noteholders’ Accelerated Payment Amount Shortfall	{16}	136,617	0	0	0	0		0	136,617
{17}	Deficiency Amount	{17}	0	0	0	0	0		0	0
{18}	End of period Note Balance	{18}	$129,409,220	$370,000,000	$175,000,000	$271,000,000	$150,000,000		$261,000,000	$1,356,409,220

{19}	Note Pool Factors ( {18} / {12} )	{19}	47.4026447%	100.0000000%	100.0000000%	100.0000000%	100.0000000%		100.0000000%	90.4272813%

III.	RECONCILIATION OF PRE-FUNDING ACCOUNT:
{20}	Beginning of period Pre-Funding Account balance									{20}		$0

{21}	Purchase of Subsequent Receivables									{21}	0

{22}	Investment Earnings									{22}	0

{23}	Investment Earnings Transfer to Collections Account									{23}	0

{24}	Payment of Mandatory Prepayment Amount									{24}	0

{25}	Total Month Activity									{25}		0

{26}	End of period Pre-Funding Account balance									{26}		$0

IV.	OVERCOLLATERALIZATION AMOUNT CALCULATION

{27}	Current Distribution Date Before January 2009?										Yes

{28}	If {27} is Yes, then Overcollateralization Amount 11.00%											11.00%

{29}	If {27} is No, then refer to the following table
					OC Amount	3mo Avg Delinquency Ratio	Cumulative Net Loss Ratio	Default Ratio	3mo Avg Extension Ratio
					#N/A
{30}	Overcollateralization Amount per Table if applicable											NA

{31}	Overcollateralization Amount											11.00%

V.	CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT

{32}	Total Monthly Principal Amounts									{32}		$38,251,595

{33}	Required Pro-forma Note Balance (the product of 100%-Overcollateralization Amount {32} and the Aggregate Principal Balance {10})									{33}	1,338,355,589

{34}	Pro Forma Note Balance ({13} - {9})									{34}	1,363,706,337

{35}	Step-down Amount ({33} - {34})									{35}		0

{36}	Principal Distributable Amount ({32} - {35})									{36}		$38,251,595

VI.	RECONCILIATION OF CAPITALIZED INTEREST ACCOUNT:

{37}	Beginning of period Capitalized Interest Account balance									{37}		$0

{38}	Monthly Capitalized Interest Amount									{38}	0

{39}	Investment Earnings									{39}	0

{40}	Investment Earnings Transfer to Collections Account									{40}	0

{41}	Payment of Overfunded Capitalized Interest Amount									{41}	0

{42}	Payment of Remaining Capitalized Interest Account									{42}	0

{43}	Total Month Activity									{43}		0

{44}	End of period Capitalized Interest Account balance									{44}		$0

VII.	RECONCILIATION OF COLLECTION ACCOUNT:

	Available Funds:
	{45}	Collections on Receivables during period (net of Liquidation Proceeds and Fees)								{45}	$51,831,667

	{46}	Liquidation Proceeds collected during period								{46}	2,606,179

	{47}	Purchase Amounts deposited in Collection Account								{47}	0

	{48}	Investment Earnings - Collection Account								{48}	165,613

	{49}	Investment Earnings - Transfer From Prefunding Account								{49}	0

	{50}	Investment Earnings - Transfer From Capitalized Interest Account								{50}	0

	{51}	Collection of Supplemental Servicing - Extension Fees								{51}	13,355

	{52}	Collection of Supplemental Servicing - Repo and Recovery Fees Advanced								{52}	219,081

	{53}	Collection of Supplemental Servicing - Late Fees								{53}	102,312

	{54}	Monthly Capitalized Interest Amount								{54}	0

	{55}	Mandatory Note Prepayment Amount						Class A-3-B	Class A-4-B	{55}	0

	{56}	Proceeds from Swap Agreement						0	0	{56}	0

	{57}	Spread Account Claim Amount Deposits								{57}	0

	{58}	Total Available Funds								{58}		54,938,207

	Distributions:							Class A-3-B	Class A-4-B

	{59}	Swap Payments to Swap Provider						31,853	42,045	{59}	73,898

	{60}	Base Servicing Fee - to Servicer								{60}	2,891,291

	{61}	Repo and Recovery Fees - reimbursed to Servicer								{61}	219,081

	{62}	Bank Service Charges - reimbursed to Servicer								{62}	4,270

	{63}	Late Fees - to Servicer								{63}	102,312

	{64}	Backup Servicing fees								{64}	1,000

		Noteholders’ Interest Distributable Amount

		Class	Beginning Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Calculated Interest
	{65}	Class A - 1	$174,957,932	0	5.31800%	28	Actual days/360	$723,665		{65}	723,665

	{66}	Class A - 2	370,000,000	0	5.43000%	30	30/360	1,674,250		{66}	1,674,250

	{67}	Class A - 3 - A	175,000,000	0	5.42000%	30	30/360	790,417		{67}	790,417

	{68}	Class A - 3 - B	271,000,000	0	5.15188%	28	Actual days/360	1,085,902		{68}	1,085,902

	{69}	Class A - 4 - A	150,000,000	0	5.55000%	30	30/360	693,750		{69}	693,750

	{70}	Class A - 4 - B	261,000,000	0	5.20188%	28	Actual days/360	1,055,982		{70}	1,055,982

	{71}	Security Insurer Premiums - to MBIA								{71}	210,294

		Noteholders’ Principal Distributable Amount

		Class	Principal Distributable	Principal Carryover	Overcollateral Utilized	Mandatory Note Prepayment	Total Principal
	{72}	Class A - 1	38,251,595	0	0	0	$38,251,595			{72}	38,251,595

	{73}	Class A - 2	0	0	0	0	0			{73}	0

	{74}	Class A - 3 - A	0	0	0	0	0			{74}	0

	{75}	Class A - 3 - B	0	0	0	0	0			{75}	0

	{76}	Class A - 4 - A	0	0	0	0	0			{76}	0

	{77}	Class A - 4 - B	0	0	0	0	0			{77}	0

	{78}	Total distributions								{78}		47,777,707

{79}	Excess Available Funds									{79}		7,160,500

{80}	Deposit to Spread Account to Increase to Required Level									{80}		0

{81}	Noteholders’ Accelerated Principal Amount									{81}		7,160,500

{82}	Swap Termination Payments to Swap Provider									{82}		0

{83}	Additional Amounts owed to Insurer not paid in {71} above									{83}		0

{84}	Deposit to Spread Account									{84}		$0

VIII.		CALCULATION OF ACCELERATED PRINCIPAL AMOUNT

		{85} Excess Available Funds Less Amount Sent to Increase Spread to Required Level {79} - {80}	{85}	$7,160,500

		{86} Pro Forma Note Balance ({13} - {9})	{86}	1,363,706,337

		{87} Required Pro-forma Note Balance (the product of 100%-Overcollateralization Amount {31} and the Aggregate Principal Balance {10})	{87}	1,338,355,589

		{88} Excess of Pro Forma Balance over Required Balance ({86} - {87})	{88}	25,350,748

		{89} Accelerated Principal Amount (lesser of {85} or {88})	{89}		$7,160,500

IX.	CALCULATION OF ACCELERATED PAYMENT AMOUNT SHORTFALL

		{90} Pro Forma Note Balance ({13} - {9})	{90}	1,363,706,337

		{91} Required Pro-forma Note Balance (the product of 100%-Overcollateralization Amount {31} and the Aggregate Principal Balance {10})	{91}	1,338,355,589

		{92} Excess of Pro Forma Balance over Required Balance ({90} - {91})	{92}	25,350,748

		{93} Excess Available Funds Less Amount Sent to Increase Spread to Required Level {79} - {80}	{93}	7,160,500

		{94} Accelerated Payment Amount Shortfall ({92} - {93})	{94}		$18,190,248

X.	RECONCILIATION OF SPREAD ACCOUNT:

		Initial			Total
	{95} Initial or Subsequent Spread Account Deposits	$32,258,200			$32,258,200

		{96} Beginning of period Spread Account balance	{96}		$32,258,200

	Additions to Spread Account

		{97} Deposits from Collections Account ({80} + {84})	{97}	0

		{98} Investment Earnings	{98}	136,617

		{99} Deposits Related to Subsequent Receivables Purchases	{99}	0

		{100} Total Additions	{100}		136,617

		{101} Spread Account balance available for withdrawals	{101}		32,394,817

	Requisite Amount of Spread Account

	{102} Initial Pool Balance times 2.0%	32,258,200	{102}	32,258,200

		{103} If Level I Trigger exists then greater of 6.0% of Outstanding Pool Balance and 4.0% of Aggregate Principal Balance as of the Cutoff Date	{103}	0

		{104} If Level II Trigger exists then 100% of Outstanding Pool Balance (as specified by MBIA)	{104}	0

		{105} Requisite Amount of Spread Account (If no Level I nor Level II trigger exist, {102})	{105}		32,258,200

	Withdrawals from Spread Account

		{106} Spread Account Claim Amount	{106}	0

		Any Amounts owed to the Trust Collateral Agent not paid from Collection Account
	{107} Accelerated Payment Amount Shortfall =	18,190,248	{107}	136,617

		{108} Accelerated Payment Amount Shortfall in Excess of Requisite Amount	{108}	0

		{109} Costs of Maintaining Security Interest not paid by Servicer	{109}	0

		{110} To any replacement servicer any accrued and unpaid replacement servicer fees, transition costs or additional compensation	{110}	0

		{111} Any Amounts owed to the Insurer not paid from Collection Account	{111}	0

		{112} Backup servicer, any amounts payable by the Servicer not paid by the Servicer	{112}	0

		{113} Remaining Funds - Holder(s) of the Certificates	{113}	0

		Total withdrawals			136,617

		{114} End of period Spread Account balance	{114}		32,258,200

XI.	CALCULATION OF OC LEVEL AND OC PERCENTAGE

		{115} Aggregate Principal Balance	{115}	1,503,770,325

		{116} End of period Note Balance	{116}	1,356,409,220

		{117} Line {115} less line {116} (During Funding Period amount equal to zero)	{117}	147,361,105

		{118} OC level {117} / {115}	{118}	9.80%

		{119} Ending Spread Balance as a percentage of Aggregate Principal Balance ({114} / {115})	{119}	2.15%

		{120} OC Percentage ({118} + {119})	{120}		11.95%

By:	/s/ Connie Coffey
Name:	Connie Coffey
Title:	Senior Vice President, Treasury Reporting
Date:	November 2, 2007

AmeriCredit Automobile Receivables Trust 2007-C-M

Class A-1 5.318% Asset Backed Notes

Class A-2 5.43% Asset Backed Notes

Class A-3-A 5.42% Asset Backed Notes

Class A-3-B Floating Rate Asset Backed Notes

Class A-4-A 5.55% Asset Backed Notes

Class A-4-B Floating Rate Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2007-C-M, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SENSUB Corp., as Depositor, and Wells Fargo Bank, N.A., as Trust Collateral Agent and Backup Servicer, dated as of July 18, 2007. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

The undersigned hereby certifies that no Trigger Event has occurred on the related Determination Date.

Monthly Period Beginning:	10/01/2007
Monthly Period Ending:	10/31/2007
Prev. Distribution/Close Date:	10/09/2007
Distribution Date:	11/06/2007
Days of Interest for Period:	28
Days in Collection Period:	31
Months Seasoned:	4

I.		MONTHLY PERIOD NOTE BALANCE CALCULATION:		Class A-1	Class A-2	Class A-3-A	Class A-3-B	Class A-4-A	Class A-4-B	TOTAL
	{1}	Original Note Balance	{1}	$273,000,000	$370,000,000	$175,000,000	$271,000,000	$150,000,000	$261,000,000	$1,500,000,000

	{2}	Preliminary End of period Note Balance	{2}	$129,409,220	$370,000,000	$175,000,000	$271,000,000	$150,000,000	$261,000,000	$1,356,409,220

	{3}	Deficiency Amount	{3}	0	0	0	0	0	0	0
	{4}	End of period Note Balance	{4}	$129,409,220	$370,000,000	$175,000,000	$271,000,000	$150,000,000	$261,000,000	$1,356,409,220

	{5}	Note Pool Factors {4} / {1}	{5}	47.4026447%	100.0000000%	100.0000000%	100.0000000%	100.0000000%	100.0000000%	90.4272813%

II.		RECONCILIATION OF SPREAD ACCOUNT:

	{6}	Preliminary End of period Spread Account balance							{6}	$32,258,200

	{7}	Spread Account Claim Amount from preliminary certificate							{7}	0

	{8}	End of period Spread Account balance							{8}	$32,258,200

III.		MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:
									Cumulative	Monthly
	{9}	Original Number of Receivables						{9}	88,335

	{10}	Beginning of period number of Receivables						{10}	0	86,127
	{11}	Number of Subsequent Receivables Purchased						{11}	0	0
	{12}	Number of Receivables becoming Liquidated Receivables during period						{12}	640	425
	{13}	Number of Receivables becoming Purchased Receivables during period						{13}	2	0
	{14}	Number of Receivables paid off during period						{14}	2,930	939

	{15}	End of period number of Receivables						{15}	84,763	84,763

IV.		STATISTICAL DATA: (CURRENT AND HISTORICAL)
								Original	Prev. Month	Current
	{16}	Weighted Average APR of the Receivables					{16}	16.53%	16.55%	16.55%
	{17}	Weighted Average Remaining Term of the Receivables					{17}	68.00	65.12	64.09
	{18}	Weighted Average Original Term of Receivables					{18}	70.00	70.00	70.00
	{19}	Average Receivable Balance					{19}	$18,259	$17,904	$17,741
	{20}	Aggregate Realized Losses					{20}		$1,634,682	$6,136,853
	{21}	ABS Prepay Speed					{21}		0.8829	1.4397

V.		DELINQUENCY:

	Receivables with Scheduled Payment delinquent							Units	Dollars	Percentage
	{22}	31-60 days					{22}	4,181	$75,815,496	4.92%
	{23}	61-90 days					{23}	1,091	19,940,182	1.29%
	{24}	over 90 days					{24}	325	5,997,177	0.39%

	{25}	Receivables with Scheduled Payment delinquent more than 30 days at end of period					{25}	5,597	$101,752,855	6.60%

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VI.	PERFORMANCE TESTS:

	Delinquency Ratio
	{26}	Receivables with Scheduled Payment delinquent more than 60 days at end of period ({23} + {24})	{26}	$25,937,359

	{27}	Beginning of period Principal Balance	{27}	1,542,021,920

	{28}	Delinquency Ratio {26} divided by {27}	{28}		1.68%

	{29}	Previous Monthly Period Delinquency Ratio	{29}		1.17%

	{30}	Second previous Monthly Period Delinquency Ratio	{30}		0.47%

	{31}	Average Delinquency Ratio ({28} + {29} + {30}) / 3	{31}		1.10%

	{32}	Compliance (Delinquency Test Failure is a Delinquency Ratio greater than 4.25%)	{32}		yes

	Cumulative Default Rate
	{33}	Defaulted Receivables in Current Period	{33}	$15,696,952

	{34}	Cumulative Defaulted Receivables from last month	{34}	15,884,787

	{35}	Cumulative Defaulted Receivables {33} + {34}	{35}	31,581,739

	{36}	Original Pool Balance	{36}	1,612,909,995

	{37}	Cumulative Default Rate {35} divided by {36}	{37}		1.95%

	{38}	Compliance (Default Test Failure is a Cumulative Default Rate greater than 5.45%.)	{38}		yes

	Cumulative Net Loss Rate
	{39}	Receivables becoming Liquidated Receivables during period	{39}	$7,108,350

	{40}	Purchased Receivables with Scheduled Payment delinquent more than 30 days at end of period	{40}
	{41}	Liquidation Proceeds collected during period	{41}	(2,606,179)

	{42}	Net Losses during period {39} + {40} + {41}	{42}	4,502,171

	{43}	Net Losses since Initial Cut-off Date (Beginning of Period)	{43}	1,634,682

	{44}	Cumulative Net Loss Rate before 50% of 90 Day Delinquencies ({42} + {43}) / {46}	{44}		0.38%

	{45}	50% of Receivables with Scheduled Payment delinquent more than 90 days at end of period	{45}	7,766,734

	{46}	Original Aggregate Principal Balance	{46}	1,612,909,995

	{47}	Cumulative Net Loss Rate ({42} + {43} + {45}) / {46}	{47}		0.86%

	{48}	Compliance (Net Loss Test Failure is a Net Loss Rate greater than 3.22%.)	{48}		yes

	Extension Rate
	{49}	Principal Balance of Receivables extended during current period	{49}	$2,022,167

	{50}	Beginning of Period Aggregate Principal Balance	{50}	1,542,021,920

	{51}	Extension Rate {49} divided by {50}	{51}		0.13%

	{52}	Previous Monthly Extension Rate	{52}		0.05%

	{53}	Second previous Monthly Extension Rate	{53}		0.02%

	{54}	Average Extension Rate ({51} +{52} +{53}) / 3	{54}		0.06%

	{55}	Compliance (Extension Test Failure is an Extension Rate greater than 4.00%.)	{55}		yes

By:	/s/ Connie Coffey
Name:	Connie Coffey
Title:	Senior Vice President, Treasury Reporting
Date:	November 2, 2007

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